Note 17 - Investment in Joint Venture (Detail) - Summarized Financial Information for the Joint Venture (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets	$ 10,912,327	$ 7,732,697	$ 7,432,566
Long-term assets	242,007,329	217,878,004	167,386,946
Current liabilities	6,051,142	16,908,232	8,002,899
Long-term liabilities	127,316,330	107,737,239	65,834,481
Members’ contributions	132,000,000	105,750,000	105,750,000
Voyage revenue	27,428,223	29,233,585	4,479,908
Net revenue	26,216,805	28,107,669	4,367,197
Operating income / (loss)	(2,018,854)	6,357,218	(3,388,490)
Net loss	$ (8,413,047)	$ (16,902)	$ (4,017,868)